Transactions with Related Parties - Tsakos Energy Management Limited (Details) (USD $)	12 Months Ended			18 Months Ended	15 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2014
Related Party Transaction [Line Items]
Management incentive award	$ 0	$ 0	$ 0
Supervisory services per month, per vessel	20,400	20,400	20,000
Supervisory services	2,224,000	492,000	612,000
Operating vessels
Related Party Transaction [Line Items]
Monthly management fees	27,500	27,500
Chartered out or on a bare-boat basis
Related Party Transaction [Line Items]
Monthly management fees	20,400	20,400
LNG Carrier
Related Party Transaction [Line Items]
Monthly management fees	35,800	35,000
DP2 Shuttle Tankers
Related Party Transaction [Line Items]
Monthly management fees	35,000
VLCC Millennium
Related Party Transaction [Line Items]
Monthly management fees				27,500
Suezmax Eurochampion 2004
Related Party Transaction [Line Items]
Monthly management fees					27,500
Tsakos Energy Management Limited
Related Party Transaction [Line Items]
Euro appreciated against dollar percentage	10.00%
Yearly increase basis	12 month Euribor
Special award paid	400,000	500,000
Special award declared	460,000	0		460,000	460,000
Years required for cancellation written notice for agreement	One year notice
Days required for cancellation written notice for agreement	Ten days notice
Compensation to Management company after contract termination with Directors	166,256,000
Tsakos Energy Management Limited | LNG Carrier
Related Party Transaction [Line Items]
Monthly management fees	10,000	10,000
Third Party Manager | LNG Carrier
Related Party Transaction [Line Items]
Monthly management fees	25,800	25,000
Third Party Manager | VLCC Millennium
Related Party Transaction [Line Items]
Monthly management fees				13,700
Third Party Manager | Suezmax Eurochampion 2004
Related Party Transaction [Line Items]
Monthly management fees					$ 12,000